Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,766,008,000.00
Total Fee Amount	243,885.71
Total Offset Amount	0.00
Net Fee	$ 243,885.71
Offering Table N/A
Offset Table N/A	N/A